Note 6 - Distribution, License, Development and Commercialization Agreements (Details) (USD $)	6 Months Ended	12 Months Ended		60 Months Ended	1 Months Ended	3 Months Ended	6 Months Ended	12 Months Ended		61 Months Ended			1 Months Ended	6 Months Ended		12 Months Ended
	Dec. 31, 2013	Jun. 30, 2013	Jun. 30, 2012	Sep. 30, 2016	Sep. 30, 2011 Century Medical [Member]	Dec. 27, 2011 Century Medical [Member]	Dec. 31, 2013 Century Medical [Member]	Jun. 30, 2013 Century Medical [Member]	Jun. 30, 2012 Century Medical [Member]	Sep. 30, 2016 Century Medical [Member]	Dec. 31, 2011 Century Medical [Member]	Dec. 31, 2013 Cook Incorporated [Member]	Aug. 31, 2010 Intuitive Surgical [Member]	Dec. 31, 2013 Intuitive Surgical [Member]	Dec. 31, 2012 Intuitive Surgical [Member]	Jun. 30, 2013 Intuitive Surgical [Member]	Jun. 30, 2012 Intuitive Surgical [Member]	Jun. 30, 2011 Intuitive Surgical [Member]	Aug. 16, 2010 Intuitive Surgical [Member]
Note 6 - Distribution, License, Development and Commercialization Agreements (Details) [Line Items]
Customer Advances and Deposits								$ 4,000,000
Proceeds from License Fees Received					2,000,000	2,000,000
Debt Instrument, Interest Rate During Period				5.00%						5.00%
Notes Payable, Fair Value Disclosure						2,400,000
Fair Value Inputs, Discount Rate										18.00%
Deferred Revenue											1,600,000	400,000		0		41,000	300,000	1,000,000
Notes Payable, Noncurrent	2,935,000	2,788,000	2,532,000				2,900,000	2,800,000	2,500,000
Debt Issuance Cost	1,100,000	1,200,000	1,500,000				1,100,000	1,200,000	1,500,000
Licenses Revenue													9,000,000	41,000	200,000	300,000	300,000
Common Stock Premium													1,000,000
Finite-Lived License Agreements, Net																			9,000,000
Finite-Lived License Agreements, Gross																			$ 10,000,000